                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------

Check here if Amendment [ ]; Amendment Number:  _______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Martin Investment Management, LLC
Address:       1007 Church Street, Suite 530
               Evanston, Illinois 60201

Form 13F File Number: 28-14087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Patrick A. Martin
Title:     Managing Director
Phone:     847/424-9124

Signature, Place, and Date of Signing:

      /s/ Patrick A. Martin          Evanston, Illinois         November 7, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: 196302
                                        (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

Martin Investment Management, LLC
FORM 13F
Active Accounts
30-Sep-11

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
                                                                                                                Voting Authority
                                                               Value    Shares/ Sh/ Put/  Invstmt   Other    -----------------------
Name of Issuer                 Title of class      CUSIP      (x$1000)  Prn Amt Prn Call  Dscretn  Managers   Sole   Shared   None
------------------------------ -------------- --------------- --------- ------- --- ----  -------  --------  ------  ------  -------
3M CO COMMON STOCK USD.01      COM                  88579Y101      6279   87465 SH        Sole                18000            69465
ABBOTT LABORATORIES            COM                  002824100      7350  143715 SH        Sole                26700           117015
ACCENTURE PLC                  COM                  G1151C101      1806   34280 SH        Sole                                 34280
ACE LTD                        COM                  H0023R105       751   12400 SH        Sole                12000              400
ADOBE SYSTEMS INC              COM                  00724F101      5446  225312 SH        Sole                40800           184512
AMERICAN EXPRESS CO            COM                  025816109      5388  120002 SH        Sole                32800            87202
APPLE INC                      COM                  037833100     11660   30590 SH        Sole                 5125            25465
APPLIED MATERIALS INC COMMON S COM                  038222105      5684  549140 SH        Sole               106600           442540
AUTOMATIC DATA PROCESSING COMM COM                  053015103      5017  106404 SH        Sole                19200            87204
BECTON DICKINSON AND CO COMMON COM                  075887109      5852   79812 SH        Sole                15700            64112
BERKSHIRE HATHAWAY DEL CL A CO COM                  084670108       427       4 SH        Sole                                     4
BERKSHIRE HATHAWAY INC         COM                  084670702      5761   81099 SH        Sole                17700            63399
BOC HONG KONG HOLDINGS LTD (HK COM                  Y0920U103        22   10000 SH        Sole                                 10000
BRISTOL-MYERS SQUIBB CO        COM                  110122108      3954  126005 SH        Sole                26150            99855
CHUBB CORP COM                 COM                  171232101       624   10400 SH        Sole                                 10400
CME GROUP INC COM              COM                  12572Q105      1299    5273 SH        Sole                 3000             2273
COLGATE PALMOLIVE CO COMMON ST COM                  194162103      8612   97113 SH        Sole                20650            76463
COMCAST CORP CL A              COM                  20030N101      1310   62675 SH        Sole                36300            26375
CONOCOPHILLIPS                 COM                  20825C104      3147   49702 SH        Sole                 5400            44302
DARDEN RESTAURANTS INC COM     COM                  237194105      1274   29800 SH        Sole                17200            12600
DEVON ENERGY CORP NEW          COM                  25179M103      4818   86913 SH        Sole                18700            68213
EBAY INC                       COM                  278642103       911   30900 SH        Sole                16800            14100
EXXON MOBIL CORP               COM                  30231G102      7154   98498 SH        Sole                21400            77098
FISERV INC COMMON STOCK USD.01 COM                  337738108      5752  113302 SH        Sole                24500            88802
FREEPORT-MCMORAN COPPER AND GO COM                  35671D857      1798   59049 SH        Sole                10500            48549
GENERAL DYNAMICS CORP COMMON S COM                  369550108      3755   66000 SH        Sole                18900            47100
GILEAD SCIENCES INC COMMON STO COM                  375558103      3620   93293 SH        Sole                13600            79693
HELMERICH + PAYNE COMMON STOCK COM                  423452101      5317  130965 SH        Sole                28000           102965
HESS CORP COMMON STOCK USD1.   COM                  42809H107      4622   88113 SH        Sole                20000            68113
INTERNATIONAL BUSINESS MACHINE COM                  459200101      4576   26143 SH        Sole                 5350            20793
JOHNSON & JOHNSON COM          COM                  478160104      7455  117021 SH        Sole                20900            96121
KELLOGG CO COM                 COM                  487836108       422    7925 SH        Sole                                  7925
KIMBERLY CLARK CORP            COM                  494368103       537    7565 SH        Sole                                  7565
LABORATORY CRP OF AMER HLDGS C COM                  50540R409      3028   38301 SH        Sole                 6600            31701
MASTERCARD INC CLASS A COMMON  COM                  57636Q104     10991   34655 SH        Sole                 6300            28355
NESTLE S A SPONSORED ADR REPST ADR                  641069406      2178   39524 SH        Sole                                 39524
NESTLE SA (CHF)                COM                  H57312946       227    4100 SH        Sole                                  4100
OMNICOM GROUP COMMON STOCK USD COM                  681919106      4510  122425 SH        Sole                33000            89425
PEPSICO INC COMMON STOCK USD.0 COM                  713448108      6376  103001 SH        Sole                23450            79551
PPL CORP COM                   COM                  69351T106      1769   62000 SH        Sole                35500            26500
PRAXAIR INC                    COM                  74005P104       449    4800 SH        Sole                                  4800
PROCTER + GAMBLE CO/THE COMMON COM                  742718109      8273  130941 SH        Sole                27900           103041
RIO TINTO PLCADR               ADR                  767204100       326    7400 SH        Sole                 7400
SCRIPPS NETWORKS INTERACTIVEIN COM                  811065101       457   12300 SH        Sole                 6500             5800
SINGAPORE TELECOMMUNICATIONS ( COM                  Y79985209        34   14000 SH        Sole                                 14000
STRYKER CORP COMMON STOCK USD. COM                  863667101      6342  134560 SH        Sole                25400           109160
SUNSHINE PCS CORP FRAC SHS     COM                  JGH83P200         0   66000 SH        Sole                                 66000
THERMO FISHER SCIENTIFIC INC C COM                  883556102      6057  119600 SH        Sole                24900            94700
UNITED TECHNOLOGIES CORP COMMO COM                  913017109      4417   62776 SH        Sole                15900            46876
VERISK ANALYTICS INC           COM                  92345Y106      6939  199571 SH        Sole                39600           159971
VERIZON COMMUNICATIONS         COM                  92343V104       698   18960 SH        Sole                                 18960
VODAFONE GROUP PLC SPONSORED A ADR                  92857W209       831   32406 SH        Sole                30000             2406
REPORT SUMMARY                                52 DATA RECORDS    196302             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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